Document and Entity Information	Nov. 16, 2020
Cover [Abstract]
Entity Registrant Name	Viatris Inc
Security Exchange Name	NASDAQ
Entity Address, State or Province	PA
Amendment Flag	true
Entity Central Index Key	0001792044
Document Type	8-K/A
Document Period End Date	Nov. 16, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-39695
Entity Tax Identification Number	83-4364296
Entity Address, Address Line One	1000 Mylan Boulevard
Entity Address, City or Town	Canonsburg
Entity Address, Postal Zip Code	15317
City Area Code	(724)
Local Phone Number	514-1800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	VTRS
Entity Emerging Growth Company	false
Amendment Description	On November 16, 2020, Viatris Inc., formerly known as Upjohn Inc. (“Viatris”), Mylan N.V. (“Mylan”) and Pfizer Inc. (“Pfizer”) announced that they had consummated the previously announced combination (the “Combination”) of Mylan with Pfizer’s off-patent branded and generic established medicines business (the “Upjohn Business”) through a Reverse Morris Trust transaction. On November 19, 2020, Viatris filed a Current Report on Form 8-K, as amended, (the “Original Form 8-K”) disclosing, among other things, the consummation of the Combination. Viatris is filing this Form 8-K/A to include the historical financial statements of the Upjohn Business and the pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K. This Form 8-K/A should be read in conjunction with the Original Form 8-K.